Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities of continuing operations (CHF million)
Net income	1,685	2,790	5,920
(Income)/loss from discontinued operations, net of tax	0	0	19
Income from continuing operations	1,685	2,790	5,939
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,294	1,196	1,166
Provision for credit losses	170	187	(79)
Deferred tax provision/(benefit)	(226)	196	1,224
Share of net income/(loss) from equity method investments	80	(45)	(105)
Trading assets and liabilities, net	(14,348)	39,134	(12,052)
(Increase)/decrease in other assets	(1,144)	(7,750)	4,258
Increase/(decrease) in other liabilities	(4,769)	5,861	4,155
Other, net	4,584	(2,939)	3,722
Total adjustments	(14,359)	35,840	2,289
Net cash provided by/(used in) operating activities of continuing operations	(12,674)	38,630	8,228
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	184	(732)	(98)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,952	(15,221)	(27,518)
Purchase of investment securities	(480)	(1,542)	(2,752)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,626	2,462	3,748
Investments in subsidiaries and other investments	(2,039)	(1,782)	(1,674)
Proceeds from sale of other investments	3,104	6,784	2,467
(Increase)/decrease in loans	(10,885)	(17,242)	3,970
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(1,242)	(1,739)	(1,689)
Proceeds from sale of premises and equipment and other intangible assets	26	11	17
Other, net	3,683	222	275
Net cash provided by/(used in) investing activities of continuing operations	42,955	(25,972)	(21,449)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(13,055)	27,935	26,391
Increase/(decrease) in short-term borrowings	(7,840)	4,098	10,934
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(39,958)	7,182	(7,097)
Issuances of long-term debt	38,405	34,234	57,910
Repayments of long-term debt	(55,936)	(37,127)	(51,390)
Issuances of common shares	1,930	1,127	9
Sale of treasury shares	8,355	11,853	24,749
Repurchase of treasury shares	(8,859)	(11,790)	(26,846)
Dividends paid/capital repayments	(1,296)	(1,948)	(2,800)
Excess tax benefits related to share-based compensation	0	0	615
Other, net	394	(2,508)	553
Net cash provided by/(used in) financing activities of continuing operations	(77,860)	33,056	33,028
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,231)	(633)	(6,155)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(48,810)	45,106	13,610
Cash and due from banks at beginning of period	110,573	65,467	51,857
Cash and due from banks at end of period	61,763	110,573	65,467
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	1,073	1,099	1,041
Cash paid for interest	15,012	17,257	19,012
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	2,418	0	0
Fair value of liabilities assumed	2,418	0	0
Bank
Operating activities of continuing operations (CHF million)
Net income	1,495	2,042	5,210
(Income)/loss from discontinued operations, net of tax	0	0	19
Income from continuing operations	1,495	2,042	5,229
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,264	1,181	1,152
Provision for credit losses	88	123	(121)
Deferred tax provision/(benefit)	(151)	65	1,045
Share of net income/(loss) from equity method investments	35	(41)	(101)
Trading assets and liabilities, net	(14,033)	38,728	(12,734)
(Increase)/decrease in other assets	(1,120)	(7,719)	4,257
Increase/(decrease) in other liabilities	(4,211)	5,647	4,432
Other, net	4,644	(2,923)	3,758
Total adjustments	(13,484)	35,061	1,688
Net cash provided by/(used in) operating activities of continuing operations	(11,989)	37,103	6,917
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	315	(1,020)	(1,760)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,933	(14,681)	(27,541)
Purchase of investment securities	(276)	(1,232)	(2,580)
Proceeds from sale of investment securities	936	2,118	988
Maturities of investment securities	1,442	2,294	3,555
Investments in subsidiaries and other investments	(1,947)	(1,410)	(1,366)
Proceeds from sale of other investments	2,918	6,324	2,155
(Increase)/decrease in loans	(10,114)	(14,818)	6,124
Proceeds from sale of loans	1,090	689	817
Capital expenditures for premises and equipment and other intangible assets	(1,227)	(1,727)	(1,680)
Proceeds from sale of premises and equipment and other intangible assets	26	11	17
Other, net	3,676	189	214
Net cash provided by/(used in) investing activities of continuing operations	43,772	(23,263)	(21,057)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(14,942)	27,624	27,463
Increase/(decrease) in short-term borrowings	(11,643)	4,098	10,934
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(39,958)	7,182	(7,097)
Issuances of long-term debt	37,217	33,650	56,231
Repayments of long-term debt	(54,465)	(36,591)	(49,351)
Issuances of common shares	0	(2)	1,567
Sale of treasury shares	0	615	2,082
Repurchase of treasury shares	0	(612)	(1,623)
Dividends paid/capital repayments	(321)	(481)	(3,589)
Excess tax benefits related to share-based compensation	42	0	608
Other, net	3,603	(2,779)	(3,344)
Net cash provided by/(used in) financing activities of continuing operations	(80,467)	32,704	33,881
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(1,164)	(692)	(6,463)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(49,848)	45,877	13,236
Cash and due from banks at beginning of period	111,224	65,347	52,111
Cash and due from banks at end of period	61,376	111,224	65,347
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	962	1,038	970
Cash paid for interest	14,889	17,119	18,839
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	2,418	0	0
Fair value of liabilities assumed	2,418	0	0